SCHEDULE OF RELATED TO LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Operating cash flows from operating leases	$ 602	$ 438